Share-Based Payments - Schedule of Old Share Options Held by Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Schedule of Old Share Options Held by Key Management Personnel [Abstract]
Weighted average exercise price US$ per share, Balance Beginning	$ 0.0001		$ 86.44
Number of options, beginning	2,879,571		144,797
Weighted average exercise price US$ per share, Granted during the year	$ 0.0001	$ 0.0001
Number of options, Granted during the year	51,419	3,188,929
Weighted average exercise price US$ per share, Forfeited during the year	$ 0.0001	$ 0.0001
Number of options, Forfeited during the year	(647,602)	(309,358)
Weighted average exercise price US$ per share, Exercised during the year	$ 0.0001
Number of options, Exercised during the year	(1,593,333)
Weighted average exercise price US$ per share, Cancelled during the year			$ 86.44
Number of options, Cancelled during the year (in Shares) | shares			(144,797)
Weighted average exercise price US$ per share, Balance Ending	$ 0.0001	$ 0.0001
Number of options, ending	690,055	2,879,571